Equity Equity (Schedule of Class I Distributions) (Details) - Future IDR Relinquishments [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Currently Effective IDRs [Member]
Relinquishment Of Rights Of Incentive Distributions	$ 18	$ 35	$ 35	$ 35	$ 35	$ 70	$ 80	$ 85	$ 107	$ 86
Pro Forma for Class H and Class I Units [Member]
Relinquishment Of Rights Of Incentive Distributions	18	35	35	35	35	70	80	85	77	31
Pro Forma for Regency Merger [Member]
Relinquishment Of Rights Of Incentive Distributions	$ 18	$ 35	$ 35	$ 35	$ 50	$ 130	$ 140	$ 145	$ 142	$ 91